Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2023, 2024 and 2025, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	171,872	2.99

Granted	1,566,000	4.83

Vested	(620,872)	5.80

Non-vested, December 31, 2023	1,117,000	5.52

Granted	825,247	6.33

Vested	(558,500)	5.52

Non-vested, December 31, 2024	1,383,747	4.51

Granted	351,300	7.20

Vested	(968,624)	5.86

Forfeited	(5,000)	6.01

Non-vested, December 31, 2025	761,424	6.73

Summary of the Company's non-vested stock option activity
A summary of the Company’s
non-vested
stock option activity and related information for the years ended December 31, 2023, 2024 and 2025, is as follows:

	Option shares #	Weighted-Average Exercise Price $
Outstanding – January 1, 2023	250,000	2.99
Exercisable – January 1, 2023	125,000	2.99
Unvested- January 1, 2023	125,000	2.99
Granted	250,000	2.85
Granted	299,000	6.43
Exercised	(250,000)	2.99
Outstanding – December 31, 2023	549,000	4.80
Exercisable – December 31, 2023	—	—
Unvested – December 31, 2023	549,000	4.80
Granted	123,000	6.01
Granted	100,000	6.89
Exercised	(125,000)	2.85
Outstanding – December 31, 2024	647,000	5.73
Exercisable – December 31, 2024	149,500	6.43
Unvested – December 31, 2024	497,500	5.52
Exercised	(125,000)	2.85
Outstanding – December 31, 2025	522,000	6.42
Exercisable – December 31, 2025	410,500	6.42
Unvested – December 31, 2025	111,500	6.40